Other Assets	12 Months Ended
Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Assets
8 .	OTHER ASSETS

	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
	(In millions)
Contract assets, net (i)	1,755	2,858	448
VAT prepayments	1,768	2,148	337
Inventories	618	1,477	232
Prepaid licensed copyrights	1,035	931	146
Advances to suppliers	1,053	843	132
Receivables from online payment agencies	440	622	98
Prepaid expenses	491	615	97
Deposits	437	374	59
Income tax prepayments	130	19	3
Others	3,279	1,165	183

Total other current assets	11,006	11,052	1,735

Long-term prepaid expenses	3,084	15,223	2,389
Others	364	710	112

Total other non-current assets	3,448	15,933	2,501

(i)
The allowance for credit losses on contract assets was RMB27 million and RMB85 million (US$13 million) as of December 31, 2020 and 2021, respectively. The amounts charged to expenses for credit losses on contract assets were RMB9 million and RMB58 million (US$9 million) for the years ended December 31, 2020 and 2021, respectively. No write-offs were charged against the allowance for the years ended December 31, 2020 and 2021, respectively. The effect of adopting ASU 2016-13 on January 1, 2020 was RMB11 million to the opening balance of contract assets, net.